Non-financial Assets and Liabilities - Schedule of Employee Benefit Obligations (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Employee Benefit Obligations [Abstract]
Current Leave obligations	$ 450,104	$ 399,788
Non- current Leave obligations
Total Leave obligations	$ 450,104	$ 399,788